Related Party Transactions - Summary of Balances with Related Parties (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
TencentGroup [Member]
Disclosure Of Balances With Related Parties [Line Items]
Tencent Group and associates	¥ 1,653	¥ 971
Tencent Group and associates	50	28
Tencent Group and associates	215	529
Tencent Group and associates	382	135
The Company's Associates and Associates of Tencent Group [Member]
Disclosure Of Balances With Related Parties [Line Items]
Tencent Group and associates	49	39
Tencent Group and associates	23	16
Tencent Group and associates	15	¥ 1
Tencent Group and associates	¥ 19